Long Term Obligations (Detail) - Fair value derivative assumptions	0 Months Ended		3 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012
Risk-free interest rate			0.10%	0.25%
Remaining contractual term	3 years 6 months	5 years	1 year 240 days	2 years 240 days
Expected volatility			131.11%	94.40%
Dividend yield			0.00%	0.00%